UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     May 15, 2009

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE




                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          18

Form 13F Information Table Value Total:  $1,555,259



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100     7309  2064601 SH       Sole                  2064601
AVID TECHNOLOGY, INC.               COM          05367P100    82309  9005330 SH       Sole                  9005330
CAREER EDUCATION CORP.              COM          141665109   393228 16411859 SH       Sole                 16411859
CB RICHARD ELLIS GROUP, INC.        COM          12497t101   153470 38081776 SH       Sole                 38081776
COLLECTIVE BRANDS, INC.             COM          19421W100    29682  3047446 SH       Sole                  3047446
ECHOSTAR CORPORATION                COM          278768106    27324  1842500 SH       Sole                  1842500
ELECTRONICS FOR IMAGING, INC.       COM          286082102    46444  4739156 SH       Sole                  4739156
ERESEARCH TECHNOLOGY, INC.          COM          29481V108    35459  6741225 SH       Sole                  6741225
FIRST AMERICAN CORP.                COM          318522307   100440  3788776 SH       Sole                  3788776
ITT EDUCATIONAL SERVICES INC.       COM          45068b109   412668  3398686 SH       Sole                  3398686
KINETIC CONCEPTS, INC.              COM          49460W208    65998  3124884 SH       Sole                  3124884
MACROVISION SOLUTIONS CORP.         COM          55611c108    32390  1820677 SH       Sole                  1820677
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109    20841 17661738 SH       Sole                 17661738
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357c503    10739  3781462 SH       Sole                  3781462
SBA COMMUNICATIONS CORP.            COM          78388J106    50433  2164500 SH       Sole                  2164500
SEI INVESTMENTS COMPANY             COM          784117103    30096  2464888 SH       Sole                  2464888
SYMMETRY MEDICAL, INC.              COM          871546206    17479  2770104 SH       Sole                  2770104
WILLIAMS SONOMA, INC.               COM          969904101    38950  3864055 SH       Sole                  3864055